Organization, Business Operations and Basis of Presentation - Liquidity (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating bank account	$ 6,434,884			$ 4,934,426	$ 4,437,704
Deerfield Healthcare Technology Acquisitions Corp
Operating bank account	390,000			900,000
Working capital deficit	4,300,000			2,600,000
Tax obligations	49,365			129,913
Interest income from investments held in Trust Account	19,686	$ 43,410	$ 43,410	86,562
Contribution from sponsor	25,000			25,000
Note from sponsor	200,000			200,000
Working Capital Loans | Deerfield Healthcare Technology Acquisitions Corp
Amounts outstanding under any Working Capital Loan	$ 0			$ 0
Price of warrants (in dollars per share)	$ 1.50			$ 1.50
Maximum | Working Capital Loans | Deerfield Healthcare Technology Acquisitions Corp
Loans convertible into warrants	$ 1,500,000			$ 1,500,000
Amounts outstanding under any Working Capital Loan				$ 1,500,000